Stock Options - Stock option activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Option Number of Shares
Options outstanding as of beginning	4,851,666	2,759,264	2,709,964
Granted	89,500	2,149,152	335,300
Canceled	(59,675)	(56,750)	(286,000)
Options outstanding as of end	4,881,491	4,851,666	2,759,264
Options exercisable as of end	2,018,173	1,592,088
Option Exercise Price Per Share
Options outstanding as of beginning (in shares), Minimum	$ 0.30	$ 0.30	$ 0.30
Options outstanding as of beginning (in shares), Maximum	5.00	3.76	2.00
Granted (in shares), Minimum		1.67	3.13
Granted (in shares), Maximum		5.00	3.76
Cancelled (in shares), Minimum		0.30	0.30
Cancelled (in shares), Maximum		2.00	3.13
Options outstanding as of ending (in shares), Minimum		0.30	0.30
Options outstanding as of ending (in shares), Maximum		5.00	3.76
Exercisable (in shares), Minimum		0.30
Exercisable (in shares), Maximum		3.76
Weighted-Average Exercise Price Per Share
Options outstanding as of beginning (in shares)	1.91	1.66	1.48
Granted (in shares)	1.76	2.19	3.17
Canceled (in shares)		0.49	1.70
Options outstanding as of end (in shares)	1.92	1.91	$ 1.66
Options exercisable as of end (in shares)	$ 1.64	$ 1.49
Weighted-Average Remaining Contractual Term
Weighted-Average Remaining Contractual Term	8 years	8 years 4 months 24 days
Weighted-Average Exercisable Remaining Contractual Term	6 years 9 months 18 days